May. 06, 2016
SUPPLEMENT

Dated May 13, 2016

to the

CLASS C SHARE PROSPECTUS

of the

API FUNDS

The Class C Share Prospectus of the API Efficient Frontier Funds, dated May 6, 2016, is amended as follows:

The sub-section of the prospectus entitled, “Fees and Expenses” for each Fund is amended as follows:

Footnote 1 to the “Shareholder Fees” table is amended to state, “Shares are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.”

The time period within which a CDSC fee will be charged has been changed from 13 months to 12 months for all Funds. This change shall be effective wherever it may appear in the Prospectus.